Trade and Other Payables - Summary of components of trade and other payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Trade and other payables [abstract]
Notes payable	¥ 4,932	¥ 6,001
Accounts payable-trade	398,741	405,798
Accounts payable-other	57,208	70,797
Total	¥ 460,881	¥ 482,596